Consolidated Balance Sheets (USD $)	Jan. 31, 2014	Jan. 31, 2013
CURRENT ASSETS:
Cash	$ 27,007	$ 7,163
Prepaid expenses	8,311
Total Current Assets	35,318	7,163
OTHER ASSETS
Mineral properties	174,013	21,291
Total Other Assets	174,013	21,291
Total Assets	209,331	28,454
LIABILITIES AND STOCKHOLDERS' DEFICIT
Accounts payable and accrued expenses	17,141	28,844
Convertible notes, net of discounts of $111,562 and $0	15,938
Derivative liability	214,050
Advances from stockholders	99,951	23,000
Total Current Liabilities	347,080	51,844
STOCKHOLDERS' DEFICIT:
Preferred stock par value $0.0001: 25,000,000 shares authorized; none issued or outstanding	0	0
Common stock par value $0.0001: 300,000,000 shares authorized; 71,542,799 and 3,000,000 shares issued and outstanding, respectively	7,154	300
Additional paid-in capital	1,359,630	(299)
Deficit accumulated during the exploration stage	(1,504,533)	(23,391)
Total Stockholders' Deficit	(137,749)	(23,390)
Total Liabilities and Stockholders' Deficit	$ 209,331	$ 28,454